UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                --------------

Check here if Amendment [  ]: Amendment Number:
                                                 -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Glenview Captal Management, LLC
Address:  767 Fifth Avenue, 44th Floor
          New York, NY 10153

Form 13F File Number:      028-10134
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Horowitz
Title:      Chief Operating Officer and General Counsel
Phone:      212-812-4700

Signature, Place and Date of Signing:

     /s/ Mark Horowitz               New York, New York         May 15, 2012
--------------------------           ------------------     -------------------
        [Signature]                     [City, State]              [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               -------------------
Form 13F Information Table Entry Total:                 54
                                               -------------------
Form 13F Information Table Value Total:             $5,538,130
                                               -------------------
                                                 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                   GLENVIEW CAPITAL MANAGEMENT, LLC
                                                      FORM 13F INFORMATION TABLE
                                                     QUARTER ENDED MARCH 31, 2012

------------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE     SHRS OR    SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
                                                        --------   -------    --- ---- ----------  -------- ------------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION  MANAGERS    SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                COM              00817Y108   51,493    1,026,583 SH         SOLE                1,026,583
AMERICAN INTL GROUP INC      COM NEW          026874784  289,354    9,385,465 SH         SOLE                9,385,465
AMERICAN TOWER CORP NEW      COM              03027X100   72,207    1,145,780 SH         SOLE                1,145,780
AON CORP                     COM              037389103  176,132    3,590,138 SH         SOLE                3,590,138
APOLLO GROUP INC             CL A             037604105   21,221      549,200 SH         SOLE                  549,200
APPLE INC                    COM              037833100   28,838       48,100 SH         SOLE                   48,100
BABCOCK & WILCOX CO NEW      COM              05615F102   81,223    3,154,277 SH         SOLE                3,154,277
BMC SOFTWARE INC             COM              055921100  224,765    5,596,736 SH         SOLE                5,596,736
CARDINAL HEALTH INC          COM              14149Y108  248,206    5,757,505 SH         SOLE                5,757,505
CIGNA CORPORATION            COM              125509109  253,498    5,147,161 SH         SOLE                5,147,161
CITIGROUP INC                COM NEW          172967424   42,493    1,162,600 SH         SOLE                1,162,600
CITIGROUP INC                *W EXP 01/04/201 172967226    3,682    8,561,020 SH         SOLE                8,561,020
CLEARWIRE CORP NEW           CL A             18538Q105   39,807   17,459,027 SH         SOLE               17,459,027
CROWN CASTLE INTL CORP       COM              228227104  327,068    6,131,756 SH         SOLE                6,131,756
E TRADE FINANCIAL CORP       COM NEW          269246401   49,172    4,490,565 SH         SOLE                4,490,565
EXPRESS SCRIPTS INC          COM              302182100   21,506      396,936 SH         SOLE                  396,936
FIDELITY NATL INFORMATION SV COM              31620M106  252,817    7,633,374 SH         SOLE                7,633,374
FIRST AMERN FINL CORP        COM              31847R102      760       45,700 SH         SOLE                   45,700
FLEXTRONICS INTL LTD         ORD              Y2573F102  312,029   43,217,244 SH         SOLE               43,217,244
GENERAL MTRS CO              COM              37045V100   52,823    2,059,371 SH         SOLE                2,059,371
HARTFORD FINL SVCS GROUP INC COM              416515104   11,472      544,200 SH         SOLE                  544,200
HARTFORD FINL SVCS GROUP INC *W EXP 06/26/201 416515120    7,016      526,750 SH         SOLE                  526,750
HCA HOLDINGS INC             COM              40412C101  192,235    7,770,229 SH         SOLE                7,770,229
HEALTH MGMT ASSOC INC NEW    CL A             421933102   75,763   11,274,276 SH         SOLE               11,274,276
HOSPIRA INC                  COM              441060100   24,561      656,900 SH         SOLE                  656,900
INGERSOLL-RAND PLC           SHS              G47791101   27,568      666,700 SH         SOLE                  666,700
LIBERTY GLOBAL INC           COM SER A        530555101   72,849    1,454,647 SH         SOLE                1,454,647
LIFE TECHNOLOGIES CORP       COM              53217V109  573,927   11,755,972 SH         SOLE               11,755,972
LIFEPOINT HOSPITALS INC      COM              53219L109   49,649    1,258,860 SH         SOLE                1,258,860
LINCARE HLDGS INC            COM              532791100  140,704    5,436,790 SH         SOLE                5,436,790
LOWES COS INC                COM              548661107  123,622    3,939,500 SH         SOLE                3,939,500
MCKESSON CORP                COM              58155Q103  138,778    1,581,152 SH         SOLE                1,581,152
MCKESSON CORP                COM              58155Q103   87,770    1,000,000 SH  CALL   SOLE                1,000,000
MERITOR INC                  COM              59001K100   61,714    7,647,279 SH         SOLE                7,647,279
MUELLER WTR PRODS INC        COM SER A        624758108   25,563    7,676,685 SH         SOLE                7,676,685
OPENWAVE SYS INC             COM NEW          683718308    5,829    2,568,031 SH         SOLE                2,568,031
ROVI CORP                    COM              779376102   23,143      711,000 SH         SOLE                  711,000
ROYAL BK SCOTLAND GROUP PLC  ADR PFD SER P    780097762      535       32,819 SH         SOLE                   32,819
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SER N   780097770      933       57,565 SH         SOLE                   57,565
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS R   780097747      330       20,000 SH         SOLE                   20,000
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S    780097739    4,178      250,000 SH         SOLE                  250,000
SEALED AIR CORP NEW          COM              81211K100   71,356    3,695,310 SH         SOLE                3,695,310
SPRINT NEXTEL CORP           COM SER 1        852061100   45,618   16,006,206 SH         SOLE               16,006,206
STATE STR CORP               COM              857477103   23,558      517,755 SH         SOLE                  517,755
TAKE-TWO INTERACTIVE SOFTWAR COM              874054109   75,686    4,919,489 SH         SOLE                4,919,489
TARGET CORP                  COM              87612E106   66,583    1,142,658 SH         SOLE                1,142,658
TENET HEALTHCARE CORP        COM              88033G100  134,905   25,405,900 SH         SOLE               25,405,900
THERMO FISHER SCIENTIFIC INC COM              883556102  262,138    4,649,487 SH         SOLE                4,649,487
TIME WARNER CABLE INC        COM              88732J207  162,857    1,998,240 SH         SOLE                1,998,240
TIME WARNER INC              COM NEW          887317303   14,349      380,100 SH         SOLE                  380,100
TRIPADVISOR INC              COM              896945201   11,967      335,500 SH         SOLE                  335,500
TYCO INTERNATIONAL LTD       SHS              H89128104  117,987    2,100,152 SH         SOLE                2,100,152
URS CORP NEW                 COM              903236107  152,529    3,587,234 SH         SOLE                3,587,234
XEROX CORP                   COM              984121103  201,364   24,936,694 SH         SOLE               24,936,694
